BALANCE SHEET COMPONENTS - Allowance For Credit Loss and Sales Returns (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Allowance for credit losses
Balance at Beginning of Period	$ 807	$ 940
Charges to Expense	(170)	(13)
Deductions	(71)	(120)
Balance at End of Period	566	807
Allowance for sales returns
Balance at Beginning of Period	110	225
Charges to Expense	154	(115)
Deductions	0	0
Balance at End of Period	$ 264	$ 110